REVENUE AND DEFERRED REVENUE (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE FROM SOURCES

	June 30, 2026	June 30, 2025
Software development	$328,221	$273,110
Sensera devices and capsules	3,852	-
Software license	90,859	79,728
Software supports	31,718	27,355
Cloud hosting	30,501	24,049
Others	3,254	3,679
	$488,405	$407,921

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	June 30, 2026	June 30, 2025
Revenue recognized over time	$393,694	$328,193
Revenue recognized at a point of time	94,711	79,728
	$488,405	$407,921

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	June 30, 2026	December 31, 2025
Deferred revenue, beginning	$145,404	$140,088
Customer payments received attributable to contract liabilities for unearned revenue	19,057	182,653
Revenue recognized from fulfilling contract liabilities	(69,107)	(177,337)
Deferred revenue, ending	$95,354	$145,404